Gregory Funding Loan Number	Prev lender loan id	Srvcr loan id	Note Owner	Pool Number	Property Street address	Property City	Property State	Property ZIP	Property County	APN	Property Type	Number of Units	Primary Borrower First Name	Primary Borrower Middle Initial	Primary Borrower Last Name	Primary Borrower SSN	Primary Borrower Home Phone	Primary Borrower Work Phone	Borrower Mobile Phone	Borrower Fax	Borrower Email	Number of Co Borrowers	Co Borrower1 First Name	Co Borrower1 Middle Initial	Co Borrower1 Last Name	Co Borrower1 SSN	Co Borrower1 Home Phone	Co Borrower1 Work Phone	Co Borrower1 Mobile Phone	Co Borrower1 Fax	Co Borrower1 Email	Co Borrower1 Relation to Primary Borrower	Co Borrower1 Type	Co Borrower2 First Name	Co Borrower2 Middle Initial	Co Borrower2 Last Name	Co Borrower2 SSN	Co Borrower2 Home Phone	Co Borrower2 Work Phone	Co Borrower2 Mobile Phone	Co Borrower2 Fax	Co Borrower2 Email	Co Borrower2 Relation to Primary Borrower	Co Borrower2 Type	Co Borrower3 First Name	Co Borrower3 Middle Initial	Co Borrower3 Last Name	Co Borrower3 SSN	Co Borrower3 Home Phone	Co Borrower3 Work Phone	Co Borrower3 Mobile Phone	Co Borrower3 Fax	Co Borrower3 Email	Co Borrower3 Relation to Primary Borrower	Co Borrower3 Type	Mortagor 1 First Name	Mortagor 1 Last Name	Mortagor 2 First Name	Mortagor 2 Last Name	Mortagor 3 First Name	Mortagor 3 Last Name	Mortagor 4 First Name	Mortagor 4 Last Name	Mortagor 5 First Name	Mortagor 5 Last Name	Owner occupied or Non Owner Occupied	MERS Min	Loan Type Name	Lien Position	Loan Purpose	Originator Name	Mortgage Deed of Trust Security Deed	Mortgage Deed of Trust Security Deed Recording Date	Mortgage Deed of Trust Security Deed Book Number	Mortgage Deed of Trust Security Deed Page Number	Mortgage Deed of Trust Security Deed Instrument Number	Closing Date Origination	Original Note Date	First Payment Date	Original Loan Amount	Orig Note Rate	Original P I Payment	Original Maturity Date	Original I O flag Y N	Original I O end date	Original Balloon flag Y N	Original Balloon Date	Original Amort Term	Late Chg Days	Late Chg Prcnt	Min Late	MOD Flag Y N	MOD Type	MOD Status	Modification Effective Date	Post MOD Accruing UPB	Post MOD Deferred UPB	Post MOD Initial Rate	Post MOD P I Amount	Post MOD First Pay Date	Post MOD Maturity Date	Post MOD I O flag	Post MOD I O End Date	Post MOD Balloon Flag	Post MOD Balloon Date	Post MOD Amort Term	Post MOD Option Arm Flag	# of mods	mod1 executed	Type of Change Document Mod1	Reason for Modification 1	Other Reason 1	Evidence of PRA?	PRA1 Forgiveness Date Mod1	PRA Forgiveness Amount Mod1	PRA2 Forgiveness Date Mod1	PRA2 Forgiveness Amount Mod1	PRA3 Forgiveness Date Mod1	PRA3 Forgiveness Amount Mod1	One Time Debt Forgiven at Time of Mod1?	Amount Forgiven at Time of Mod1	upb prior to mod1	Interest arrearage capitalized amount mod1	Escrow advances capitalized amount mod1	Corp advances capitalized amount mod1	benefitborrowermod1	loantype mod1	schedrterm mod1	ramortterm mod1	origbal mod1	defprinbal mod1	defintbal mod1	defotherbal mod1	deferred Balance Due at Maturity mod1	origpitia mod1	origterm mod1	teaser mod1	margin mod1	pfreq mod1	rfreq mod1	fpadate mod1	fradate mod1	npadate mod1	nradate mod1	initcap mod1	initmaxrt mod1	initfloor mod1	initminrt mod1	percap mod1	perfloor mod1	lifecap mod1	lifemaxrt mod1	lifefloor mod1	lifeminrt mod1	balloon mod1	ioflag mod1	ioterm mod1	negamflag mod1	negampct mod1	pppflag mod1	pppterm mod1	pppdesc mod1	FBA Effective Date	FBA Payment	FBA Start Date	FBA End Date	Last Borrower Statement Date	Next Due Date from Borrower Statement	Current P I from Borrower Statement	Current T I from Borrower Statement	Curr Rate from Borrower Statement	Curr Deferred Bal from Borrower Statement	Recoverable Corp Adv Balance from Borrower Statement	Escrow Bal from Pay History	Day of Month Due	Pay Frequency	Current Maturity	Amort Type Name	Current Amort Term	Rate Type Name	Accrual Method	ARM Margin	ARM Ceiling	Arm Floor	ARM Index Name	ARM Rate First Chg Min Cap	ARM Rate First Chg Max Cap	ARM Rate Periodic Min Cap	ARM Rate Periodic Max Cap	ARM Rate Change Freq in months	ARM First Rate Adjustment Date	ARM Rate Rounding	ARM Rate Round Factor	ARM Rate Look Back Days	ARM First Payment Adjustment Date if applicable	ARM Payment Change Freq in months	ARM NEGAM CAP of UPB	Neg Am Payment Cap	ARM Recast Payment	ARM Recast Freq	ARM Recast Next Date	ARM Recast Stop Date	ARM Recast To Date	ARM Is Option ARM	Graduated Term 1 Rate	Graduated Term 1 P I	Graduated Term 1 Start Date	Graduated Term 1 End Date	Graduated Term 2 Rate	Graduated Term 2 P I	Graduated Term 2 Start Date	Graduated Term 2 End Date	Graduated Term 3 Rate	Graduated Term 3 P I	Graduated Term 3 Start Date	Graduated Term 3 End Date	Graduated Term 4 Rate	Graduated Term 4 P I	Graduated Term 4 Start Date	Graduated Term 4 End Date	Graduated Term 5 Rate	Graduated Term 5P I	Graduated Term 5 Start Date	Graduated Term 5 End Date	Graduated Term 6 Rate	Graduated Term 6P I	Graduated Term 6 Start Date	Graduated Term 6 End Date	Graduated Term 7 Rate	Graduated Term 7P I	Graduated Term 7 Start Date	Graduated Term 7 End Date	Graduated Term 8 Rate	Graduated Term 8P I	Graduated Term 8 Start Date	Graduated Term 8 End Date	Comments
XXX	XXX	XXX	637-001	XXX	XXX	California	XXX	XXX	Single Family	1	XXX	XXX	XXX	2	XXX	Not Applicable	XXX	Primary	XXX	Conventional	1	Refinance	XXX	XX/XX/2007	XX/XX/2007	XX/XX/2007	$XXX	7.00%	$6,882.47	XX/XX/2037	Yes	XX/XX/2017	No	Not Applicable	360	15	5.00%	$0.00	Yes	In-House: Other Proprietary Program	Current and Active	XX/XX/2012	XX/XX/3702 XXX AM	XX/XX/2602 XXX PM	XXX%	$XXX	XX/XX/2012	XX/XX/2052	Yes	480	1	Financial Hardship	No	$0.00	No	$0.00	$0.00	Step	480	480	$XXX	$XXX	$XXX	$XXX	$XXX	480	Monthly	Yes	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	10/1/2017	$XXX	XXX%	$XXX	$XXX	$XXX	Monthly	XX/XX/2052	480	Step	2.25%	12.00%	2.25%	LIBOR - One Year WSJ	2.25%	12.00%	2.00%	2.00%	12	10/1/2017	Round nearest 1/8	45 Days	10/1/2017	12	Not Applicable	Not Applicable	No	Not Applicable	No	XXX%	$XXX	XX/XX/2012	XX/XX/2015	XXX%	$XXX	XX/XX/2015	XX/XX/2016	XXX%	$XXX	XX/XX/2016	XX/XX/2017	XXX%	$XXX	XX/XX/2017	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	This step modification agreement was signed between the borrower XXX and the lender XXX on XX/XX/2012.
The UPB is $XXX. The borrower promises to pay P&I of $XXX with modified interest rate of XXX%, beginning from XX/XX/2012 and maturity date is XX/XX/2052.
There is a deferred balance of $XXX, the UPB after deduction of deferred balance is required to be paid as interest bearing principal balance in the amount of $XXX. This deferred balance will be due as a balloon payment as per loan modification agreement balloon payment Disclosure.